Balance Sheet (USD $)	Feb. 28, 2014
CURRENT ASSETS:
Cash	$ 2,446
Prepaid expenses	6,250
Total Current Assets	8,696
Total Assets	8,696
CURRENT LIABILITIES:
Notes payable - related party	22,537
Total Current Liabilities	22,537
STOCKHOLDERS' DEFICIT:
Preferred stock $0.0001 par value: 1,000,000 shares authorized; none issued or outstanding
Common stock $0.0001 par value: 18,000,000 shares authorized; 9,000,000 shares issued and outstanding	900
Deficit accumulated during the development stage	(14,741)
Total Stockholders' Deficit	(13,841)
Total Liabilities and Stockholders' Deficit	$ 8,696